Other reserves - Summary of Accumulated Other Comprehensive Income Attributable to Royal Dutch Shell plc Shareholders (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Accumulated Other Comprehensive Income Loss [Line Items]
Beginning balance		$ (17,656)
Reclassified to income		233
Reclassified to retained earnings		0
Share of joint ventures and associates	$ (71)	(183)	$ 21
Other comprehensive (loss)/income for the period	(1,736)	(48)	2,080
Less: non-controlling interest	406	312	621
Ending balance			(17,656)
Total
Disclosure Of Accumulated Other Comprehensive Income Loss [Line Items]
Beginning balance	(17,851)	(17,656)	(19,646)
Recognised in other comprehensive income	(2,633)	(242)	3,616
Reclassified to income	1,325		(106)
Reclassified to the balance sheet	21	117	(81)
Reclassified to retained earnings	193	(112)	(34)
Tax on amounts recognised/reclassified	(378)	27	(1,370)
Total, net of tax	(1,472)	23	2,025
Share of joint ventures and associates	(71)	(183)	21
Other comprehensive (loss)/income for the period	(1,543)	(160)	2,046
Less: non-controlling interest	21	(35)	(56)
Attributable to Shell plc shareholders	(1,522)	(195)	1,990
Ending balance	(19,373)	(17,851)	(17,656)
Currency translation differences
Disclosure Of Accumulated Other Comprehensive Income Loss [Line Items]
Beginning balance	(11,213)	(12,590)	(9,563)
Recognised in other comprehensive income	(4,574)	1,393	(3,422)
Reclassified to income	1,256	1	437
Tax on amounts recognised/reclassified	70	3	(1)
Total, net of tax	(3,248)	1,397	(2,986)
Share of joint ventures and associates	(42)	16	30
Other comprehensive (loss)/income for the period	(3,290)	1,413	(2,956)
Less: non-controlling interest	21	(36)	(71)
Attributable to Shell plc shareholders	(3,269)	1,377	(3,027)
Ending balance	(14,482)	(11,213)	(12,590)
Equity instruments remeasurements
Disclosure Of Accumulated Other Comprehensive Income Loss [Line Items]
Beginning balance	73	487	1,294
Recognised in other comprehensive income	(7)	(67)	(524)
Reclassified to retained earnings	(182)	(112)	(32)
Tax on amounts recognised/reclassified	35	(32)	33
Total, net of tax	(154)	(211)	(523)
Share of joint ventures and associates	43	(202)	(283)
Other comprehensive (loss)/income for the period	(111)	(413)	(806)
Less: non-controlling interest	(2)	(1)	(1)
Attributable to Shell plc shareholders	(113)	(414)	(807)
Ending balance	(40)	73	487
Debt instruments remeasurements
Disclosure Of Accumulated Other Comprehensive Income Loss [Line Items]
Beginning balance	(34)	(75)	3
Recognised in other comprehensive income	20	33	(90)
Reclassified to income	16	9	12
Reclassified to the balance sheet	(11)	(1)
Tax on amounts recognised/reclassified	(20)
Total, net of tax	5	41	(78)
Other comprehensive (loss)/income for the period	5	41	(78)
Attributable to Shell plc shareholders	5	41	(78)
Ending balance	(29)	(34)	(75)
Cash flow hedging (losses)/gains
Disclosure Of Accumulated Other Comprehensive Income Loss [Line Items]
Beginning balance	(451)	(524)	(536)
Recognised in other comprehensive income	211	(196)	426
Reclassified to income	29	162	(636)
Reclassified to the balance sheet	32	117	(81)
Tax on amounts recognised/reclassified	(56)	(12)	59
Total, net of tax	216	71	(232)
Share of joint ventures and associates	(76)	2	244
Other comprehensive (loss)/income for the period	140	73	12
Attributable to Shell plc shareholders	140	73	12
Ending balance	(311)	(451)	(524)
Net investment hedging (losses)/gains
Disclosure Of Accumulated Other Comprehensive Income Loss [Line Items]
Beginning balance	(2,008)	(1,964)	(2,144)
Recognised in other comprehensive income	0	(44)	180
Total, net of tax	0	(44)	180
Other comprehensive (loss)/income for the period	0	(44)	180
Attributable to Shell plc shareholders	0	(44)	180
Ending balance	(2,008)	(2,008)	(1,964)
Deferred cost of hedging
Disclosure Of Accumulated Other Comprehensive Income Loss [Line Items]
Beginning balance	(174)	(26)	(226)
Recognised in other comprehensive income	(137)	(273)	64
Reclassified to income	24	61	81
Reclassified to the balance sheet	0	1
Tax on amounts recognised/reclassified	40	63	55
Total, net of tax	(73)	(148)	200
Other comprehensive (loss)/income for the period	(73)	(148)	200
Attributable to Shell plc shareholders	(73)	(148)	200
Ending balance	(247)	(174)	(26)
Retirement benefits remeasurements
Disclosure Of Accumulated Other Comprehensive Income Loss [Line Items]
Beginning balance	(4,044)	(2,964)	(8,474)
Recognised in other comprehensive income	1,854	(1,088)	6,982
Reclassified to retained earnings	375		(2)
Tax on amounts recognised/reclassified	(447)	5	(1,516)
Total, net of tax	1,782	(1,083)	5,464
Share of joint ventures and associates	4	1	30
Other comprehensive (loss)/income for the period	1,786	(1,082)	5,494
Less: non-controlling interest	2	2	16
Attributable to Shell plc shareholders	1,788	(1,080)	5,510
Ending balance	$ (2,256)	$ (4,044)	$ (2,964)